Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,579,920	$ 1,308,497	$ 1,189,051
Unrecognized tax loss carryforwards	(1,439,780)	$ (1,308,497)	(1,168,702)
Recognized tax loss carryforwards	$ 140,140		$ 20,349